        Payden / Kravitz Cash Balance Plan Fund

Schedule of Investments - January 31, 2021 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (26%)
398,000	Arbys Funding LLC 144A, 3.24%, 7/30/50 (a)	$409
400,000	Atlas Senior Loan Fund Ltd. 144A, (3 mo.
	LIBOR USD + 1.300%), 1.52%, 1/16/30 (a)(b)	400
370,000	Barings CLO Ltd. 2016-II 144A, (3 mo. LIBOR
	USD + 3.250%), 3.47%, 7/20/28 (a)(b)	372
600,000	BDS 2020-FL5 Ltd. 144A, (1 mo. LIBOR USD
	+ 2.750%), 2.88%, 2/16/37 (a)(b)	534
1,050,000	Blackrock European CLO III DAC 144A, (3 mo.
	EURIBOR + 0.850%), 0.85%, 4/15/30
	EUR (a)(b)(c)	1,278
250,000	Blackrock European CLO IV DAC 144A, (3 mo.
	EURIBOR + 1.300%), 1.30%, 7/15/30
	EUR (a)(b)(c)	303
350,000	Blackrock European CLO IV DAC 144A, (3 mo.
	EURIBOR + 2.650%), 2.65%, 7/15/30
	EUR (a)(b)(c)	423
500,000	Blackrock European CLO V DAC, (3 mo.
	EURIBOR + 1.100%), 1.10%, 7/16/31
	EUR (b)(c)(d)	603
500,000	BlueMountain CLO 2015-2 Ltd. 144A, (3 mo.
	LIBOR USD + 2.750%), 2.97%, 7/18/27 (a)(b)	468
850,000	BlueMountain Fuji U.S. CLO I Ltd., (3 mo.
	LIBOR USD + 1.700%), 1.92%, 7/20/29 (b)(d)	858
850,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo.
	LIBOR USD + 1.300%), 1.43%, 9/15/35 (a)(b)	849
700,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo.
	LIBOR USD + 1.600%), 1.73%, 9/15/35 (a)(b)	699
550,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo.
	LIBOR USD + 2.100%), 2.23%, 9/15/35 (a)(b)	542
500,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo.
	LIBOR USD + 2.750%), 2.88%, 9/15/35 (a)(b)	490
792,818	Carlyle Global Market Strategies Euro CLO
	2015-2 DAC 144A, (3 mo. EURIBOR
	+ 0.730%), 0.73%, 9/21/29 EUR (a)(b)(c)	963
500,000	Carlyle Global Market Strategies Euro CLO
	2015-2 DAC 144A, (3 mo. EURIBOR
	+ 2.700%), 2.70%, 9/21/29 EUR (a)(b)(c)	609
800,000	CARS-DB4 LP 144A, 4.17%, 2/15/50 (a)	833
200,000	CARS-DB4 LP 144A, 4.52%, 2/15/50 (a)	209
300,000	CARS-DB4 LP 144A, 4.95%, 2/15/50 (a)	312
1,000,000	Cedar Funding VI CLO Ltd. 144A, (3 mo.
	LIBOR USD + 1.600%), 1.82%, 10/20/28 (a)(b)	1,004
300,000	CIFC Funding 2013-III-R Ltd. 144A, (3 mo.
	LIBOR USD + 2.900%), 3.12%, 4/24/31 (a)(b)	299
350,000	Columbia Cent CLO 27 Ltd. 144A, (3 mo.
	LIBOR USD + 1.600%), 1.82%, 10/25/28 (a)(b)	351
582,919	CoreVest American Finance 2018-2 Trust 144A,
	4.03%, 11/15/52 (a)	627
489,805	Countrywide Asset-Backed Certificates,
	4.52%, 10/25/46 (e)	489
495,000	Domino’s Pizza Master Issuer LLC 144A,
	3.67%, 10/25/49 (a)	529
882,000	Driven Brands Funding 2019-1A LLC 144A,
	4.64%, 4/20/49 (a)	942
150,000	Driven Brands Funding 2020-2A LLC 144A,
	3.24%, 1/20/51 (a)	155

Principal or Shares	Security Description	Value (000)

1,300,000	Dryden 39 Euro CLO 2015 BV 144A, (3 mo.
	EURIBOR + 0.870%), 0.87%, 10/15/31
	EUR (a)(b)(c)	$1,583
72,484	GE-WMC Asset-Backed Pass-Through
	Certificates Series 2005-2, (1 mo. LIBOR USD
	+ 0.500%), 0.63%, 12/25/35 (b)	72
400,000	GPMT 2019-FL2 Ltd. 144A, (1 mo. LIBOR
	USD + 1.300%), 1.43%, 2/22/36 (a)(b)	401
500,000	GPMT 2019-FL2 Ltd. 144A, (1 mo. LIBOR
	USD + 1.600%), 1.73%, 2/22/36 (a)(b)	500
800,000	Greystone Commercial Real Estate Notes
	2018-HC1 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.550%), 1.68%, 9/15/28 (a)(b)	776
350,000	Greystone Commercial Real Estate Notes
	2018-HC1 Ltd. 144A, (1 mo. LIBOR USD
	+ 2.150%), 2.28%, 9/15/28 (a)(b)	333
500,000	Greystone Commercial Real Estate Notes
	2018-HC1 Ltd. 144A, (1 mo. LIBOR USD
	+ 2.650%), 2.78%, 9/15/28 (a)(b)	498
600,000	Greystone CRE Notes 2019-FL2 Ltd. 144A, (1
	mo. LIBOR USD + 2.400%),
	2.53%, 9/15/37 (a)(b)	595
600,000	Greystone CRE Notes 2019-FL2 Ltd. 144A, (1
	mo. LIBOR USD + 2.750%),
	2.88%, 9/15/37 (a)(b)	543
1,500,000	Greywolf CLO IV Ltd. 144A, (3 mo. LIBOR
	USD + 1.950%), 2.17%, 4/17/30 (a)(b)	1,513
500,000	Halcyon Loan Advisors Funding 2015-2 Ltd.
	144A, (3 mo. LIBOR USD + 1.650%),
	1.87%, 7/25/27 (a)(b)	502
750,000	Hunt CRE 2018-FL2 Ltd. 144A, (1 mo. LIBOR
	USD + 2.350%), 2.48%, 8/15/28 (a)(b)	751
16,243	JFIN CLO 2014 Ltd. 144A, (3 mo. LIBOR USD
	+ 0.950%), 1.17%, 4/21/25 (a)(b)	16
350,000	JFIN CLO 2014 Ltd. 144A, (3 mo. LIBOR USD
	+ 1.450%), 1.67%, 4/21/25 (a)(b)	350
400,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.350%), 1.48%, 6/15/36 (a)(b)	401
250,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.600%), 1.73%, 6/15/36 (a)(b)	251
250,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD
	+ 2.000%), 2.13%, 6/15/36 (a)(b)	250
48,180	L.A. Arena Funding 0-1 LLC 144A,
	7.66%, 12/15/26 (a)	48
500,000	LoanCore 2019-CRE2 Issuer Ltd. 144A, (1 mo.
	LIBOR USD + 1.500%), 1.63%, 5/15/36 (a)(b)	500
250,000	Madison Park Funding XIII Ltd. 144A, (3 mo.
	LIBOR USD + 2.850%), 3.07%, 4/19/30 (a)(b)	245
687,411	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo.
	LIBOR USD + 1.150%), 1.28%, 6/15/28 (a)(b)	688
250,000	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo.
	LIBOR USD + 1.550%), 1.68%, 6/15/28 (a)(b)	250
700,000	Marble Point CLO XVIII Ltd. 144A, (3 mo.
	LIBOR USD + 5.410%), 5.65%, 10/15/31 (a)(b)	708
500,000	Oak Street Investment Grade Net Lease Fund
	Series 2020-1 144A, 3.39%, 11/20/50 (a)	522

1   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

697,965	Oak Street Investment Grade Net Lease Fund
	Series 2020-1A 144A, 1.85%, 11/20/50 (a)	$714
300,000	Oak Street Investment Grade Net Lease Fund
	Series 2021-1 144A, 2.80%, 1/20/51 (a)	305
300,000	OHA Credit Funding 2 Ltd. 144A, (3 mo.
	LIBOR USD + 4.000%), 4.22%, 4/21/31 (a)(b)	301
700,000	OZLM XII Ltd. 144A, (3 mo. LIBOR USD
	+ 1.600%), 1.81%, 4/30/27 (a)(b)	701
950,000	Palmer Square CLO 2015-1 Ltd. 144A, (3 mo.
	LIBOR USD + 3.150%), 3.36%, 5/21/29 (a)(b)	934
322,575	Planet Fitness Master Issuer 2018-1A LLC 144A,
	4.26%, 9/05/48 (a)	324
272,250	Planet Fitness Master Issuer 2019-1A LLC 144A,
	3.86%, 12/05/49 (a)	257
1,250,000	Regatta VII Funding Ltd. 144A, (3 mo. LIBOR
	USD + 1.060%), 1.30%, 12/20/28 (a)(b)	1,250
891,396	Shackleton 2015-VIII CLO Ltd. 144A, (3 mo.
	LIBOR USD + 0.920%), 1.14%, 10/20/27 (a)(b)	890
500,000	Stack Infrastructure Issuer 2020-1A LLC 144A,
	1.89%, 8/25/45 (a)	507
1,225,000	Taco Bell Funding 2018-1A LLC 144A,
	4.32%, 11/25/48 (a)	1,245
200,000	TPG Real Estate Finance 2018-FL2 Issuer Ltd.
	144A, (1 mo. LIBOR USD + 2.300%),
	2.43%, 11/15/37 (a)(b)	200
400,000	VB-S1 Issuer 2020-1A LLC 144A,
	3.03%, 6/15/50 (a)	422
300,000	VB-S1 Issuer 2020-1A LLC 144A,
	4.09%, 6/15/50 (a)	314
785,343	Venture XVII CLO Ltd. 144A, (3 mo. LIBOR
	USD + 0.880%), 1.12%, 4/15/27 (a)(b)	783
157,763	Wind River 2015-2 CLO Ltd. 144A, (3 mo.
	LIBOR USD + 0.870%), 1.11%, 10/15/27 (a)(b)	157
550,000	Wingstop Funding 2020-1A LLC 144A,
	2.84%, 12/05/50 (a)	568
Total Asset Backed (Cost - $37,386)		37,718
Bank Loans(f) (3%)
544,500	1011778 BC ULC Term Loan B 1L, (LIBOR
	USD 1-Month + 1.750%), 1.90%, 11/19/26	541
593,050	Axalta Coating Systems U.S. Holdings Inc. Term
	Loan B3 1L, (LIBOR USD 3-Month + 1.750%),
	2.00%, 6/01/24	592
503,967	Change Healthcare Holdings LLC Term Loan B
	1L, (LIBOR USD 3-Month + 2.500%),
	3.50%, 3/01/24	505
250,000	Froneri Lux FinCo SARL Term Loan B 1L, (1 mo.
	EURIBOR + 2.625%), 2.63%, 1/31/27 EUR (c)	302
200,000	Froneri U.S. Inc. Term Loan 2L, (LIBOR USD
	1-Month + 5.750%), 5.90%, 1/31/28	203
277,200	Grifols SA Term Loan B 1L, (1 mo.
	EURIBOR + 2.250%), 2.25%, 11/15/27
	EUR (c)	337
547,187	IRB Holding Corp. Term Loan B 1L, (LIBOR
	USD 1-Month + 2.750%), 3.75%, 2/05/25	547

Principal or Shares	Security Description	Value (000)

492,140	Tacala Investment Corp. Term Loan B 1L,
	(LIBOR USD 1-Month + 3.250%),
	4.50%, 2/05/27	$494
674,475	Wyndham Hotels & Resorts Inc. Term Loan B
	1L, (LIBOR USD 1-Month + 1.750%),
	1.90%, 5/30/25	671
300,000	Zaxby’s Operating Co. LP Term Loan B 1L,
	(LIBOR USD 1-Month + 3.750%),
	4.50%, 12/09/27	303
Total Bank Loans (Cost - $4,371)		4,495
Corporate Bond (19%)
1,000,000	1MDB Global Investments Ltd.,
	4.40%, 3/09/23 (d)	1,001
200,000	7-Eleven Inc. 144A, 2.50%, 2/10/41 (a)	197
100,000	AA Bond Co. Ltd. 144A, 6.50%, 1/31/26
	GBP (a)(c)	140
200,000	Aker BP ASA 144A, 2.88%, 1/15/26 (a)	206
250,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons
	LP/Albertsons LLC 144A, 3.25%, 3/15/26 (a)	252
200,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons
	LP/Albertsons LLC 144A, 3.50%, 3/15/29 (a)	198
280,000	Antero Resources Corp. 144A,
	7.63%, 2/01/29 (a)	287
350,000	AT&T Inc., 0.25%, 3/04/26 EUR (c)	427
500,000	Banco Bradesco SA 144A, 2.85%, 1/27/23 (a)	512
245,000	Banco de Credito del Peru 144A,
	2.70%, 1/11/25 (a)	256
200,000	Banco de Sabadell SA, (5 yr. Euro Swap
	+ 6.414%), 6.50%, EUR (b)(c)(d)(g)	240
388,000	Banco Internacional del Peru SAA Interbank
	144A, 3.25%, 10/04/26 (a)	415
200,000	Baytex Energy Corp. 144A, 5.63%, 6/01/24 (a)	170
500,000	CaixaBank SA, 0.63%, 10/01/24 EUR (c)(d)	617
350,000	CANPACK SA/Eastern PA Land Investment
	Holding LLC 144A, 3.13%, 11/01/25 (a)	356
305,000	CDW LLC/CDW Finance Corp.,
	5.50%, 12/01/24	336
250,000	Centene Corp., 3.38%, 2/15/30	262
115,000	CIT Group Inc., 4.75%, 2/16/24	126
200,000	CNX Midstream Partners LP/CNX Midstream
	Finance Corp. 144A, 6.50%, 3/15/26 (a)	206
450,000	ContourGlobal Power Holdings SA 144A,
	3.13%, 1/01/28 EUR (a)(c)	554
250,000	El Corte Ingles SA 144A, 3.63%, 3/15/24
	EUR (a)(c)	317
157,000	EQM Midstream Partners LP, 4.75%, 7/15/23	163
350,000	Ford Motor Credit Co. LLC, 2.98%, 8/03/22	354
200,000	Ford Motor Credit Co. LLC, 3.09%, 1/09/23	203
350,000	Ford Motor Credit Co. LLC, 3.35%, 11/01/22	356
400,000	Ford Motor Credit Co. LLC, 3.37%, 11/17/23	409
600,000	FS KKR Capital Corp., 4.75%, 5/15/22	623
350,000	FS KKR Capital Corp. II 144A,
	4.25%, 2/14/25 (a)	356
400,000	General Motors Co., 6.13%, 10/01/25	482
250,000	Genting New York LLC/GENNY Capital Inc.
	144A, 3.30%, 2/15/26 (a)	252
350,000	Geopark Ltd. 144A, 5.50%, 1/17/27 (a)	352

          Payden / Kravitz Cash Balance Plan Fund continued

Principal or Shares	Security Description	Value (000)

300,000	Hyundai Capital America 144A,
	1.80%, 1/10/28 (a)	$299
500,000	Icahn Enterprises LP/Icahn Enterprises Finance
	Corp., 4.75%, 9/15/24	527
200,000	Icahn Enterprises LP/Icahn Enterprises Finance
	Corp., 5.25%, 5/15/27	211
400,000	Indonesia Asahan Aluminium Persero PT 144A,
	4.75%, 5/15/25 (a)	443
300,000	Indonesia Asahan Aluminium Persero PT 144A,
	5.71%, 11/15/23 (a)	334
400,000	International Flavors & Fragrances Inc.,
	1.80%, 9/25/26 EUR (c)	525
400,000	Itau Unibanco Holding SA 144A,
	2.90%, 1/24/23 (a)	409
50,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco
	Bell of America LLC 144A, 4.75%, 6/01/27 (a)	53
300,000	Kraft Heinz Foods Co., 3.88%, 5/15/27	329
100,000	Laboratoire Eimer Selarl 144A, 5.00%, 2/01/29
	EUR (a)(c)	124
300,000	Life Storage LP, 2.20%, 10/15/30	302
450,000	Logicor Financing Sarl, 1.63%, 7/15/27
	EUR (c)(d)	581
220,000	MercadoLibre Inc., 2.38%, 1/14/26	222
350,000	Morgan Stanley, (3 mo. EURIBOR + 0.867%),
	0.50%, 10/26/29 EUR (b)(c)	429
300,000	Morgan Stanley, (3 mo. EURIBOR + 0.753%),
	0.64%, 7/26/24 EUR (b)(c)	370
640,000	National Fuel Gas Co., 5.50%, 1/15/26	744
300,000	Nissan Motor Co. Ltd. 144A, 3.04%, 9/15/23 (a)	315
300,000	Northriver Midstream Finance LP 144A,
	5.63%, 2/15/26 (a)	308
200,000	Owl Rock Capital Corp., 3.40%, 7/15/26	205
700,000	Owl Rock Capital Corp., 4.00%, 3/30/25	735
400,000	Penske Automotive Group Inc., 3.50%, 9/01/25	410
400,000	Perusahaan Listrik Negara PT,
	4.13%, 5/15/27 (d)	440
300,000	Petrobras Global Finance BV, 5.60%, 1/03/31	335
300,000	Petrobras Global Finance BV, 8.75%, 5/23/26	396
200,000	Petroleos Mexicanos, 2.50%, 8/21/21 EUR (c)(d)	244
450,000	Petroleos Mexicanos, 5.13%, 3/15/23 EUR (c)(d)	567
500,000	Prosus NV 144A, 1.54%, 8/03/28 EUR (a)(c)	628
450,000	Q-Park Holding I BV 144A, 2.00%, 3/01/27
	EUR (a)(c)	513
95,000	Range Resources Corp., 4.88%, 5/15/25	93
300,000	Royalty Pharma PLC 144A, 1.75%, 9/02/27 (a)	306
150,000	SBA Communications Corp. 144A,
	3.13%, 2/01/29 (a)	150
320,000	SBA Communications Corp., 4.00%, 10/01/22	324
200,000	Seagate HDD Cayman 144A, 3.13%, 7/15/29 (a)	194
300,000	Sprint Corp., 7.88%, 9/15/23	347
350,000	Standard Industries Inc. 144A, 2.25%, 11/21/26
	EUR (a)(c)	432
400,000	Stellantis NV, 3.88%, 1/05/26 EUR (c)(d)	563
235,000	Targa Resources Partners LP/Targa Resources
	Partners Finance Corp. 144A, 4.00%, 1/15/32 (a)	233
200,000	Terega SASU, 0.63%, 2/27/28 EUR (c)(d)	242

Principal or Shares	Security Description	Value (000)

300,000	Teva Pharmaceutical Finance Netherlands II BV,
	1.25%, 3/31/23 EUR (c)(d)	$356
470,000	Teva Pharmaceutical Finance Netherlands III BV,
	2.20%, 7/21/21	471
215,000	Teva Pharmaceutical Finance Netherlands III BV,
	2.80%, 7/21/23	214
150,000	T-Mobile USA Inc., 2.63%, 2/15/29	151
400,000	U.S. Foods Inc. 144A, 4.75%, 2/15/29 (a)	402
300,000	United Airlines 2020-1 Class B Pass-Through
	Trust, 4.88%, 1/15/26	309
100,000	VEREIT Operating Partnership LP,
	3.40%, 1/15/28	110
350,000	Verisure Midholding AB 144A, 5.25%, 2/15/29
	EUR (a)(c)	435
450,000	Volkswagen Leasing GmbH, 1.63%, 8/15/25
	EUR (c)(d)	581
Total Corporate Bond (Cost - $26,577)		27,536
Foreign Government (7%)
2,500,000	Brazilian Government International Bond,
	8.50%, 1/05/24 BRL (c)	496
300,000	Colombia Government International Bond,
	3.88%, 3/22/26 EUR (c)	416
400,000	Corp. Financiera de Desarrollo SA 144A,
	2.40%, 9/28/27 (a)	407
150,000	Dominican Republic International Bond 144A,
	4.88%, 9/23/32 (a)	160
100,000	Dominican Republic International Bond,
	5.50%, 1/27/25 (d)	112
155,000	Dominican Republic International Bond 144A,
	5.88%, 4/18/24 (a)	169
200,000	Dominican Republic International Bond,
	6.60%, 1/28/24 (d)	227
400,000	Egypt Government International Bond 144A,
	5.75%, 5/29/24 (a)(h)	431
200,000	Egypt Government International Bond,
	5.75%, 5/29/24 (d)	216
300,000	Egypt Government International Bond 144A,
	6.20%, 3/01/24 (a)	326
1,020,000	Georgia Government International Bond,
	6.88%, 4/12/21 (d)	1,031
550,000	Guatemala Government Bond,
	4.50%, 5/03/26 (d)	602
500,000	Kenya Government International Bond,
	6.88%, 6/24/24 (d)	554
300,000	Mexico Government International Bond,
	1.63%, 4/08/26 EUR (c)	384
300,000	Mongolia Government International Bond 144A,
	5.13%, 4/07/26 (a)	322
390,000	Mongolia Government International Bond 144A,
	5.63%, 5/01/23 (a)	411
100,000	Morocco Government International Bond 144A,
	1.38%, 3/30/26 EUR (a)(c)	123
700,000	Morocco Government International Bond,
	4.25%, 12/11/22 (d)	739
200,000	Morocco Government International Bond 144A,
	4.25%, 12/11/22 (a)	211

3   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

550,000	Republic of South Africa Government
	International Bond, 4.67%, 1/17/24	$592
450,000	Senegal Government International Bond 144A,
	6.25%, 7/30/24 (a)	498
200,000	Senegal Government International Bond,
	6.25%, 7/30/24 (d)	221
308,000	Senegal Government International Bond 144A,
	8.75%, 5/13/21 (a)	314
400,000	Ukraine Government International Bond,
	7.75%, 9/01/23 (d)	436
300,000	Ukraine Government International Bond,
	7.75%, 9/01/25 (d)	336
Total Foreign Government (Cost - $9,642)		9,734
Mortgage Backed (40%)
100,000	ACRE Commercial Mortgage 2021-FL4 Ltd.
	144A, (1 mo. LIBOR USD + 1.750%),
	1.90%, 12/18/37 (a)(b)	100
200,000	ACRE Commercial Mortgage 2021-FL4 Ltd.
	144A, (1 mo. LIBOR USD + 2.600%),
	2.75%, 12/18/37 (a)(b)	201
260,801	Alternative Loan Trust 2006-31CB,
	6.00%, 11/25/36	212
136,074	Alternative Loan Trust 2006-31CB,
	6.00%, 11/25/36	111
243,186	Alternative Loan Trust 2006-J5, 6.50%, 9/25/36	198
1,792,105	Alternative Loan Trust 2007-12T1,
	6.00%, 6/25/37	1,290
843,532	Alternative Loan Trust 2007-5CB,
	6.00%, 4/25/37	663
511,222	Alternative Loan Trust 2007-5CB,
	6.00%, 4/25/37	402
170,877	Alternative Loan Trust 2007-5CB,
	6.00%, 4/25/37	134
1,007,060	American Home Mortgage Assets Trust 2007-2,
	(1 mo. LIBOR USD + 0.125%),
	0.26%, 3/25/47 (b)	972
199,681	AREIT 2018-CRE2 Trust 144A, (1 mo. LIBOR
	USD + 1.400%), 1.53%, 11/14/35 (a)(b)	199
262,162	Banc of America Funding 2005-H Trust,
	2.78%, 11/20/35 (e)	238
379,719	BX Commercial Mortgage Trust 2019-XL 144A,
	(1 mo. LIBOR USD + 1.800%),
	1.93%, 10/15/36 (a)(b)	382
617,044	BX Commercial Mortgage Trust 2019-XL 144A,
	(1 mo. LIBOR USD + 2.000%),
	2.13%, 10/15/36 (a)(b)	620
759,438	BX Commercial Mortgage Trust 2019-XL 144A,
	(1 mo. LIBOR USD + 2.300%),
	2.43%, 10/15/36 (a)(b)	763
299,726	BX Commercial Mortgage Trust 2020-BXLP
	144A, (1 mo. LIBOR USD + 2.000%),
	2.13%, 12/15/36 (a)(b)	301
400,000	BX Commercial Mortgage Trust 2020-VKNG
	144A, (1 mo. LIBOR USD + 2.100%),
	2.23%, 10/15/37 (a)(b)	404

Principal or Shares	Security Description	Value (000)

400,000	BX Commercial Mortgage Trust 2020-VKNG
	144A, (1 mo. LIBOR USD + 2.750%),
	2.88%, 10/15/37 (a)(b)	$405
913,543	CGDBB Commercial Mortgage Trust
	2017-BIOC 144A, (1 mo. LIBOR USD
	+ 2.150%), 2.28%, 7/15/32 (a)(b)	915
405,852	Chase Mortgage Finance Trust Series 2007-S3,
	6.00%, 5/25/37	282
392,691	Chase Mortgage Finance Trust Series 2007-S3,
	6.00%, 5/25/37	273
547,637	CHC Commercial Mortgage Trust 2019-CHC
	144A, (1 mo. LIBOR USD + 2.350%),
	2.48%, 6/15/34 (a)(b)	485
348,496	CHC Commercial Mortgage Trust 2019-CHC
	144A, (1 mo. LIBOR USD + 2.608%),
	2.73%, 6/15/34 (a)(b)	288
78,833	CHL Mortgage Pass-Through Trust 2005-18,
	5.50%, 10/25/35	63
525,939	CHL Mortgage Pass-Through Trust 2006-HYB1,
	2.64%, 3/20/36 (e)	522
400,119	CHL Mortgage Pass-Through Trust 2007-HYB2,
	2.97%, 2/25/47 (e)	380
300,000	Citigroup Commercial Mortgage Trust
	2019-SST2 144A, (1 mo. LIBOR USD
	+ 1.300%), 1.43%, 12/15/36 (a)(b)	301
400,000	Citigroup Commercial Mortgage Trust
	2019-SST2 144A, (1 mo. LIBOR USD
	+ 1.600%), 1.73%, 12/15/36 (a)(b)	401
300,000	Cold Storage Trust 2020-ICE5 144A, (1 mo.
	LIBOR USD + 0.900%), 1.03%, 11/15/37 (a)(b)	302
400,000	Cold Storage Trust 2020-ICE5 144A, (1 mo.
	LIBOR USD + 2.100%), 2.23%, 11/15/37 (a)(b)	402
200,000	Cold Storage Trust 2020-ICE5 144A, (1 mo.
	LIBOR USD + 2.766%), 2.89%, 11/15/37 (a)(b)	201
600,000	Cold Storage Trust 2020-ICE5 144A, (1 mo.
	LIBOR USD + 3.492%), 3.62%, 11/15/37 (a)(b)	607
1,437,734	Connecticut Avenue Securities Trust 2019-HRP1
	144A, (1 mo. LIBOR USD + 2.150%),
	2.28%, 11/25/39 (a)(b)	1,432
186,359	Connecticut Avenue Securities Trust 2019-R01
	144A, (1 mo. LIBOR USD + 2.450%),
	2.58%, 7/25/31 (a)(b)	188
500,000	Connecticut Avenue Securities Trust 2019-R01
	144A, (1 mo. LIBOR USD + 4.350%),
	4.48%, 7/25/31 (a)(b)	522
1,000,000	Connecticut Avenue Securities Trust 2019-R02
	144A, (1 mo. LIBOR USD + 4.150%),
	4.28%, 8/25/31 (a)(b)	1,035
550,000	Connecticut Avenue Securities Trust 2019-R03
	144A, (1 mo. LIBOR USD + 4.100%),
	4.23%, 9/25/31 (a)(b)	569
993,517	Connecticut Avenue Securities Trust 2019-R06
	144A, (1 mo. LIBOR USD + 2.100%),
	2.23%, 9/25/39 (a)(b)	1,000
300,000	Connecticut Avenue Securities Trust 2019-R07
	144A, (1 mo. LIBOR USD + 3.400%),
	3.53%, 10/25/39 (a)(b)	299

        Payden / Kravitz Cash Balance Plan Fund continued

Principal or Shares	Security Description	Value (000)

200,000	Connecticut Avenue Securities Trust 2020-R02
	144A, (1 mo. LIBOR USD + 2.000%),
	2.13%, 1/25/40 (a)(b)	$201
350,000	Connecticut Avenue Securities Trust 2020-R02
	144A, (1 mo. LIBOR USD + 3.000%),
	3.13%, 1/25/40 (a)(b)	340
950,000	Credit Suisse Mortgage Capital Certificates
	2019-ICE4 144A, (1 mo. LIBOR USD
	+ 2.150%), 2.28%, 5/15/36 (a)(b)	955
750,000	Credit Suisse Mortgage Capital Certificates
	2019-ICE4 144A, (1 mo. LIBOR USD
	+ 2.650%), 2.78%, 5/15/36 (a)(b)	752
750,000	CSMC Trust 2017-MOON 144A,
	3.20%, 7/10/34 (a)(e)	725
687,551	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 4.250%), 4.38%, 1/25/29 (b)	718
364,639	First Horizon Alternative Mortgage Securities
	Trust 2006-AA5, 2.67%, 9/25/36 (e)	344
600,000	Freddie Mac STACR 2019-HQA3 144A, (1 mo.
	LIBOR USD + 3.000%), 3.13%, 9/25/49 (a)(b)	602
250,000	Freddie Mac STACR 2019-HQA3 144A, (1 mo.
	LIBOR USD + 7.500%), 7.63%, 9/25/49 (a)(b)	260
200,000	Freddie Mac STACR REMIC Trust 2020-DNA2
	144A, (1 mo. LIBOR USD + 1.850%),
	1.98%, 2/25/50 (a)(b)	201
400,000	Freddie Mac STACR REMIC Trust 2020-DNA5
	144A, (U.S. Secured Overnight Financing Rate
	Index 30day Average + 2.800%),
	2.88%, 10/25/50 (a)(b)	407
200,000	Freddie Mac STACR REMIC Trust 2020-DNA5
	144A, (U.S. Secured Overnight Financing Rate
	Index 30day Average + 4.800%),
	4.88%, 10/25/50 (a)(b)	211
450,000	Freddie Mac STACR REMIC Trust 2020-HQA1
	144A, (1 mo. LIBOR USD + 1.900%),
	2.03%, 1/25/50 (a)(b)	452
300,000	Freddie Mac STACR REMIC Trust 2020-HQA2
	144A, (1 mo. LIBOR USD + 7.600%),
	7.73%, 3/25/50 (a)(b)	291
500,000	Freddie Mac STACR REMIC Trust 2020-HQA3
	144A, (1 mo. LIBOR USD + 5.750%),
	5.88%, 7/25/50 (a)(b)	540
300,000	Freddie Mac STACR REMIC Trust 2020-HQA4
	144A, (1 mo. LIBOR USD + 3.150%),
	3.28%, 9/25/50 (a)(b)	305
900,000	Freddie Mac STACR Trust 2018-HQA2 144A, (1
	mo. LIBOR USD + 2.300%),
	2.43%, 10/25/48 (a)(b)	907
532,016	Freddie Mac STACR Trust 2019-DNA1 144A, (1
	mo. LIBOR USD + 2.650%),
	2.78%, 1/25/49 (a)(b)	539
668,828	Freddie Mac STACR Trust 2019-DNA2 144A, (1
	mo. LIBOR USD + 2.450%),
	2.58%, 3/25/49 (a)(b)	675
260,254	Freddie Mac STACR Trust 2019-DNA3 144A, (1
	mo. LIBOR USD + 2.050%),
	2.18%, 7/25/49 (a)(b)	261

Principal or Shares	Security Description	Value (000)

200,000	Freddie Mac STACR Trust 2019-DNA4 144A, (1
	mo. LIBOR USD + 2.700%),
	2.83%, 10/25/49 (a)(b)	$202
200,000	Freddie Mac STACR Trust 2019-FTR3 144A, (1
	mo. LIBOR USD + 4.800%),
	4.95%, 9/25/47 (a)(b)	197
200,000	Freddie Mac STACR Trust 2019-FTR4 144A, (1
	mo. LIBOR USD + 5.000%),
	5.13%, 11/25/47 (a)(b)	197
361,960	Freddie Mac STACR Trust 2019-HQA1 144A, (1
	mo. LIBOR USD + 2.350%),
	2.48%, 2/25/49 (a)(b)	365
685,582	Freddie Mac STACR Trust 2019-HQA2 144A, (1
	mo. LIBOR USD + 2.050%),
	2.18%, 4/25/49 (a)(b)	688
498,735	Freddie Mac STACR Trust 2019-HRP1 144A, (1
	mo. LIBOR USD + 1.400%),
	1.53%, 2/25/49 (a)(b)	498
675,000	Freddie Mac STACR Trust 2019-HRP1 144A, (1
	mo. LIBOR USD + 2.250%),
	2.38%, 2/25/49 (a)(b)	670
450,000	Freddie Mac STACR Trust 2019-HRP1 144A, (1
	mo. LIBOR USD + 9.500%),
	9.63%, 2/25/49 (a)(b)	447
819,587	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 1.800%),
	1.93%, 7/25/30 (b)	820
787,075	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 2.300%),
	2.43%, 9/25/30 (b)	793
179,075	Freddie Mac Structured Agency Credit Risk Debt
	Notes 144A, 4.14%, 8/25/48 (a)(e)	180
1,250,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 4.600%),
	4.73%, 12/25/42 (b)	1,267
298,304	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 9.000%),
	9.13%, 3/25/29 (b)	320
679,964	GSMPS Mortgage Loan Trust 2005-RP2 144A,
	(1 mo. LIBOR USD + 0.350%),
	0.48%, 3/25/35 (a)(b)	626
215,027	HarborView Mortgage Loan Trust 2004-10,
	3.00%, 1/19/35 (e)	230
42,001	HomeBanc Mortgage Trust 2004-1, (1 mo.
	LIBOR USD + 0.860%), 0.99%, 8/25/29 (b)	41
132,867	IndyMac INDX Mortgage Loan Trust
	2005-AR13, 2.65%, 8/25/35 (e)	128
450,000	InTown Hotel Portfolio Trust 2018-STAY 144A,
	(1 mo. LIBOR USD + 3.100%),
	3.23%, 1/15/33 (a)(b)	445
75,960	JP Morgan Mortgage Trust 2006-S2,
	6.00%, 7/25/36	58
373,161	JP Morgan Mortgage Trust 2007-S2,
	6.00%, 6/25/37	236

5   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

56,064	JP Morgan Mortgage Trust 2014-IVR3 144A,
	2.99%, 9/25/44 (a)(e)	$57
1,146,794	JP Morgan Mortgage Trust 2017-5 144A,
	3.12%, 10/26/48 (a)(e)	1,183
350,000	KKR Industrial Portfolio Trust 2021-KDIP
	144A, (1 mo. LIBOR USD + 1.550%),
	1.70%, 12/15/37 (a)(b)	352
300,000	KKR Industrial Portfolio Trust 2021-KDIP
	144A, (1 mo. LIBOR USD + 2.050%),
	2.20%, 12/15/37 (a)(b)	302
300,000	MF1 2020-FL3 Ltd. 144A, (1 mo. LIBOR USD
	+ 4.500%), 4.63%, 7/15/35 (a)(b)	308
3,944,616	Morgan Stanley Capital I Trust 2018-H3,
	0.83%, 7/15/51 (e)	187
337,553	Morgan Stanley Mortgage Loan Trust
	2004-11AR, 2.63%, 1/25/35 (e)	333
240,734	Motel 6 Trust 2017-MTL6 144A, (1 mo. LIBOR
	USD + 3.250%), 3.38%, 8/15/34 (a)(b)	242
240,734	Motel 6 Trust 2017-MTL6 144A, (1 mo. LIBOR
	USD + 4.250%), 4.38%, 8/15/34 (a)(b)	241
300,000	Multifamily Connecticut Avenue Securities Trust
	2019-01 144A, (1 mo. LIBOR USD + 3.250%),
	3.38%, 10/15/49 (a)(b)	307
900,000	Palisades Center Trust 2016-PLSD 144A,
	3.36%, 4/13/33 (a)	495
450,000	PFP 2019-5 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.420%), 1.55%, 4/14/36 (a)(b)	451
13,659	Prime Mortgage Trust 2005-4, 5.00%, 10/25/35	13
734,719	RALI Series 2005-QA7 Trust, 3.47%, 7/25/35 (e)	719
765,057	RALI Series 2005-QS14 Trust, 6.00%, 9/25/35	753
82,142	RALI Series 2006-QS4 Trust, 6.00%, 4/25/36	80
374,331	RALI Series 2007-QS1 Trust, 6.00%, 1/25/37	367
757,723	RALI Series 2007-QS2 Trust, 6.25%, 1/25/37	733
319,196	Residential Asset Securitization Trust 2006-A8,
	6.00%, 8/25/36	239
110,000	Sage AR Funding No 1 PLC 144A, (Sterling
	Overnight Index Average 3mo. + 3.000%),
	3.00%, 11/17/30 GBP (a)(b)(c)	152
500,000	STACR Trust 2018-DNA3 144A, (1 mo. LIBOR
	USD + 2.100%), 2.23%, 9/25/48 (a)(b)	502
1,284,823	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
	USD + 1.650%), 1.78%, 4/25/43 (a)(b)	1,280
1,400,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
	USD + 3.750%), 3.88%, 4/25/43 (a)(b)	1,434
970,286	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
	USD + 11.750%), 11.88%, 5/25/43 (a)(b)	1,084
700,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
	USD + 10.500%), 10.63%, 2/25/47 (a)(b)	770
170,946	Structured Adjustable Rate Mortgage Loan Trust
	2005-22, 2.91%, 12/25/35 (e)	113
488,177	Structured Asset Mortgage Investments II Trust
	2003-AR4, (1 mo. LIBOR USD + 0.700%),
	0.83%, 1/19/34 (b)	485
627,650	Structured Asset Mortgage Investments II Trust
	2005-AR4, (1 mo. LIBOR USD + 0.620%),
	0.75%, 12/25/35 (b)	601

Principal or Shares	Security Description	Value (000)

194,031	Structured Asset Mortgage Investments II Trust
	2006-AR3, 2.40%, 5/25/36 (e)	$68
2,051,299	Structured Asset Mortgage Investments II Trust
	2006-AR7, (1 mo. LIBOR USD + 0.210%),
	0.34%, 8/25/36 (b)	2,018
1,078	Structured Asset Mortgage Investments Trust
	2003-CL1, 2.14%, 7/25/32 (e)	1
760,708	WaMu Mortgage Pass-Through Certificates
	Series 2005-AR11 Trust, (1 mo. LIBOR USD
	+ 0.640%), 0.77%, 8/25/45 (b)	760
662,901	WaMu Mortgage Pass-Through Certificates
	Series 2006-AR10 Trust, 3.01%, 9/25/36 (e)	644
173,460	WaMu Mortgage Pass-Through Certificates
	Series 2006-AR12 Trust, 2.67%, 10/25/36 (e)	170
336,272	WaMu Mortgage Pass-Through Certificates
	Series 2006-AR12 Trust, 3.05%, 10/25/36 (e)	334
326,331	WaMu Mortgage Pass-Through Certificates
	Series 2006-AR19 Trust, (Cost of Funds for the
	11th District of San Francisco + 1.250%),
	1.72%, 1/25/47 (b)	321
85,614	WaMu Mortgage Pass-Through Certificates
	Series 2006-AR4 Trust, (12 mo. Federal Reserve
	Cumulative Average USD + 0.940%),
	1.56%, 5/25/46 (b)	85
1,134,780	WaMu Mortgage Pass-Through Certificates
	Series 2007-HY1 Trust, 3.47%, 2/25/37 (e)	1,126
294,220	WaMu Mortgage Pass-Through Certificates
	Series 2007-HY1 Trust, 3.47%, 2/25/37 (e)	289
277,660	WaMu Mortgage Pass-Through Certificates
	Series 2007-HY2 Trust, 3.12%, 9/25/36 (e)	257
400,000	Wells Fargo Commercial Mortgage Trust
	2017-SMP 144A, (1 mo. LIBOR USD
	+ 1.775%), 1.90%, 12/15/34 (a)(b)	394
10,656,292	Wells Fargo Commercial Mortgage Trust
	2018-C46, 0.94%, 8/15/51 (e)	512
Total Mortgage Backed (Cost - $56,956)		56,918

Stocks (3%)
Common Stock (3%)
2,900	Apple Inc.	383
500	BlackRock Inc.	351
5,600	DuPont de Nemours Inc.	445
1,200	Home Depot Inc.	325
3,200	Medtronic PLC	356
4,300	Merck & Co. Inc.	331
1,600	Microsoft Corp.	371
1,800	Union Pacific Corp.	355
1,700	Visa Inc., Class A	329
2,900	Waste Management Inc.	323
		3,569
Total Stocks (Cost - $3,134)		3,569

Investment Company (1%)
1,770,677	Payden Cash Reserves Money Market Fund *
	(Cost - $1,771)	1,771

Total Investments (Cost - $139,837) (99%)		141,741
Other Assets, net of Liabilities (1%)		1,643

Net Assets (100%)		$143,384

*	Affiliated investment

          Payden / Kravitz Cash Balance Plan Fund continued

(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2021.
(c)	Principal in foreign currency.
(d)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2021. The stated maturity is subject to prepayments.
(g)	Perpetual security with no stated maturity date.
(h)

All or a portion of these securities are on loan. At January 31, 2021, the total market value of the Fund’s securities on loan is $432 and the total market value of the collateral held by the Fund is $444. Amounts in 000s.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
EUR 3,533	USD 4,232	Citibank, N.A.	03/22/2021	$60
IDR 8,545,000	USD 599	Barclays Bank PLC	03/24/2021	7
USD 266	BRL 1,371	Barclays Bank PLC	03/24/2021	16

				83

Liabilities:
EUR 230	USD 280	Citibank, N.A.	03/22/2021	—
MXN 8,930	USD 443	Barclays Bank PLC	03/24/2021	(10)
PEN 2,751	USD 769	Barclays Bank PLC	03/24/2021	(13)
PLN 1,621	USD 445	Barclays Bank PLC	03/24/2021	(10)
RUB 21,380	USD 288	Barclays Bank PLC	03/24/2021	(7)
USD 17,174	EUR 14,393	Citibank, N.A.	03/22/2021	(314)
USD 3,351	EUR 2,787	Citibank, N.A.	03/22/2021	(35)
USD 280	GBP 211	HSBC Bank USA, N.A.	03/22/2021	(9)

				(398)

Net Unrealized Appreciation (Depreciation)				$(315)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Treasury 2-Year Note Future	16	Mar-21	$3,536	$3	$3
U.S. Treasury 5-Year Note Future	63	Mar-21	7,930	—	—

					3

Short Contracts:
Euro-Bobl Future	38	Mar-21	(6,237)	(12)	(12)
Euro-Bund Future	4	Mar-21	(860)	3	3
U.S. 10-Year Ultra Future	25	Mar-21	(3,846)	24	24
U.S. Treasury 10-Year Note Future	30	Mar-21	(4,111)	(15)	(15)

					—

Total Futures					$3

7   Payden Mutual Funds